UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201


13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William S. Berno
Title:  Director
Phone:  (703) 528-7788


Signature, Place and Date of Signing:

/s/ William S. Berno           Arlington, Virginia           August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total: $531,486
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]


FORM 13F INFORMATION TABLE


COLUMN 1                                 COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7  COLUMN 8

                                                                        VALUE    SHRS OR   SH/ PUT/   INVESTMT  OTHER   VOTING
NAME OF ISSUER                           TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN  MGRS   AUTHORITY
--------------                           --------------    -----       --------  -------   --- ----   --------  ----   ---------
Adams Res and Energy Inc.                   Com New        006351308      860       43,200 SH         Sole      N/A     Sole
Air France-KLM                           Sponsored ADR     009119108    7,638      502,180 SH         Sole      N/A     Sole
Alliance One International Inc.               Com          018772103   38,686    6,436,944 SH         Sole      N/A     Sole
Alliant Energy Corp.                          Com          018802108    5,136      182,454 SH         Sole      N/A     Sole
Allied Defense Group, Inc.                    Com          019118108    7,018      304,882 SH         Sole      N/A     Sole
Allmerica Financial Corp                      Com          019754100    8,631      232,700 SH         Sole      N/A     Sole
AmNet Mortgage Inc.                           Com          03169A108    4,555      492,421 SH         Sole      N/A     Sole
American Pacific Corp.                        Com          028740108    7,301      912,671 SH         Sole      N/A     Sole
Ampco-Pittsburgh Corp.                        Com          032037103    1,421      118,391 SH         Sole      N/A     Sole
Andersons, Inc.                               Com          034164103   17,158      479,137 SH         Sole      N/A     Sole
Audiovox Corp                                 Cl A         050757103   14,754      951,893 SH         Sole      N/A     Sole
Avista Corp                                   Com          05379B107      851       45,800 SH         Sole      N/A     Sole
Bassett Furniture Ind Inc.                    Com          070203104    6,999      371,111 SH         Sole      N/A     Sole
Berkshire Hathaway Inc DEL                  Class B        084670207      379          136 SH         Sole      N/A     Sole
Books-A-Million Inc.                          Com          098570104   10,768    1,071,399 SH         Sole      N/A     Sole
Bowl America Inc.                             Cl A         102565108      829       59,349 SH         Sole      N/A     Sole
Boykin Lodging                                Com          103430104    1,340      100,000 SH         Sole      N/A     Sole
CPAC Inc.                                     Com          126145101    1,943      396,501 SH         Sole      N/A     Sole
California First NTNL Ban Cor.                Com          130222102    6,553      580,392 SH         Sole      N/A     Sole
Delta Apparel Inc.                            Com          247368103    5,361      414,600 SH         Sole      N/A     Sole
Dillards Inc.                                 Cl A         254067101    6,368      271,900 SH         Sole      N/A     Sole
Dominion Homes, Inc.                          Com          257386102   14,715      911,700 SH         Sole      N/A     Sole
Duckwall-ALCO Stores Inc New                  Com          264142100    3,865      179,925 SH         Sole      N/A     Sole
Enesco Group Inc                              Com          292973104    2,952      987,300 SH         Sole      N/A     Sole
Exide Technologies                          Com New        302051206    2,910      600,000 SH         Sole      N/A     Sole
First Un Real Estate Eqt Mtg Inv           SH BEN INT      337400105    2,446      643,555 SH         Sole      N/A     Sole
Global Industries Ltd.                        Com          379336100    1,116      131,279 SH         Sole      N/A     Sole
Haggar Corp                                   Com          405173105    4,474      219,865 SH         Sole      N/A     Sole
Head N.V.                                NY REGISTRY SH    422070102    5,984    2,216,137 SH         Sole      N/A     Sole
IDT Corp                                      Com          448947101      308       23,300 SH         Sole      N/A     Sole
IDT Corp                                      Cl B         448947309    1,449      110,100 SH         Sole      N/A     Sole
Idacorp Inc                                   Com          451107106    3,262      106,503 SH         Sole      N/A     Sole
Imperial Sugar Co New                       Com New        453096208   19,302    1,246,100 SH         Sole      N/A     Sole
International Alum Corp.                      Com          458884103    1,305       40,853 SH         Sole      N/A     Sole
International Shipholding Co                Com New        460321201    1,532      104,575 SH         Sole      N/A     Sole
Lodgian Inc.                              Com par $.01     54021P403    1,626      158,300 SH         Sole      N/A     Sole
Lubys. Inc.                                   Com          549282101   25,113    2,101,500 SH         Sole      N/A     Sole
MAIR Holdings Inc.                            Com          560635104   10,534    1,191,611 SH         Sole      N/A     Sole
MI Dev Inc.                               CLA SUB VTG      55304X104    5,444      172,546 SH         Sole      N/A     Sole
Markel Corp                                   Com          570535104      322          950 SH         Sole      N/A     Sole
Marsh Supermarket Inc.                      Class B        571783208    3,850      271,317 SH         Sole      N/A     Sole
Medallion Financial Corp.                     Com          583928106    2,349      248,540 SH         Sole      N/A     Sole
Meristar Hospitality Corp                     Com          58984Y103    6,543      760,800 SH         Sole      N/A     Sole
Nash Finch Co                                 Com          631158102    5,116      139,253 SH         Sole      N/A     Sole
Nathan Famous Inc New                         Com          632347100    1,264      132,400 SH         Sole      N/A     Sole
National Presto Inds., Inc.                   Com          637215104      738       16,750 SH         Sole      N/A     Sole
National RV Holdings                          Com          637277104    3,031      379,400 SH         Sole      N/A     Sole
NewMarket Corp.                               Com          651587107    2,743      185,480 SH         Sole      N/A     Sole
Nitches Inc.                                  Com          65476M109      205       44,110 SH         Sole      N/A     Sole
Novartis AG                              Sponsored ADR     66987V109      308        6,500 SH         Sole      N/A     Sole
OCA Inc.                                      Com          67083Q101    1,097      583,600 SH         Sole      N/A     Sole
Olympic Steel Inc.                            Com          68162K106    7,349      552,116 SH         Sole      N/A     Sole
PMA Capital Corp.                             Cl A         693419202   26,325    2,981,340 SH         Sole      N/A     Sole
PNM Resources Inc.                            Com          69349H107    8,075      280,268 SH         Sole      N/A     Sole
PXRE Group Ltd.                               Com          G73018106   21,200      840,596 SH         Sole      N/A     Sole
Pemstar Inc.                                  Com          706552106    2,857    2,856,826 SH         Sole      N/A     Sole
Pope & Talbot Inc.                            Com          732827100    3,187      287,103 SH         Sole      N/A     Sole
Prime Group Realty Trust                   SH BEN INT      74158J103   17,741    2,457,237 SH         Sole      N/A     Sole
Prospect Energy Corp.                         Com          74348T102    1,266      100,500 SH         Sole      N/A     Sole
Quaker Fabric Corp.   New                     Com          747399103    8,085    1,976,654 SH         Sole      N/A     Sole
Quipp, Inc.                                   Com          748802105    1,513      128,200 SH         Sole      N/A     Sole
Reliant Energy Inc.                           Com          75952B105    9,405      759,700 SH         Sole      N/A     Sole
Royal Group Technologies Ltd              Sub Vtg Shs      779915107   13,878    1,267,437 SH         Sole      N/A     Sole
Ryerson Tull Inc. New                         Com          78375P107   26,809    1,878,694 SH         Sole      N/A     Sole
SCPIE Hldgs Inc                               Com          78402P104   14,873    1,305,837 SH         Sole      N/A     Sole
SWS Group Inc.                                Com          78503N107    2,878      167,500 SH         Sole      N/A     Sole
Sea Containers LTD                           Cla A         811371707   19,107    1,196,456 SH         Sole      N/A     Sole
ShopKo Stores Inc.                            Com          824911101    4,884      200,900 SH         Sole      N/A     Sole
Sparton Corp                                  Com          847235108      210       21,235 SH         Sole      N/A     Sole
Steel Technologies Inc                        Com          858147101    4,928      291,616 SH         Sole      N/A     Sole
Superior Industries International Inc.        Com          868168105   15,564      656,700 SH         Sole      N/A     Sole
Tandy Brands Accessories Inc.                 Com          875378101    2,007      183,243 SH         Sole      N/A     Sole
Technology Solutions Co                       Com          87872T108      587    1,086,894 SH         Sole      N/A     Sole
Toys R US Inc.                                Com          892335100   17,851      674,141 SH         Sole      N/A     Sole
USEC, Inc.                                    Com          90333E108    9,144      624,565 SH         Sole      N/A     Sole
Village Super Mkt Inc.                      CLA New        927107409      502        9,330 SH         Sole      N/A     Sole
Vornado Rlty Tr                            SH BEN INT      929042109      804       10,000 SH         Sole      N/A     Sole

23261.0001 #593922